MAJOR CUSTOMERS (Summary of Net Revenues) (Details) (Net revenues [Member])	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenue, Major Customer [Line Items]
Concentration of credit risk	66.00%	28.00%	56.00%
Customer A [Member]
Revenue, Major Customer [Line Items]
Concentration of credit risk			11.00%
Customer B [Memeber]
Revenue, Major Customer [Line Items]
Concentration of credit risk	18.00%
Customer C [Member]
Revenue, Major Customer [Line Items]
Concentration of credit risk		13.00%
Customer D [Member]
Revenue, Major Customer [Line Items]
Concentration of credit risk
Customer E [Member]
Revenue, Major Customer [Line Items]
Concentration of credit risk	15.00%	15.00%	17.00%
Customer F [Member]
Revenue, Major Customer [Line Items]
Concentration of credit risk			17.00%
Customer G [Member]
Revenue, Major Customer [Line Items]
Concentration of credit risk	11.00%		11.00%
Customer J [Member]
Revenue, Major Customer [Line Items]
Concentration of credit risk	12.00%
Customer K [Member]
Revenue, Major Customer [Line Items]
Concentration of credit risk	10.00%